INCOME TAXES	12 Months Ended
Dec. 31, 2021
INCOME TAXES
INCOME TAXES

NOTE H-INCOME TAXES

The Company has not recorded any income tax expense (benefit) for the period ended December 31, 2021 due to its history of net operating losses.

The reconciliation of income tax expense (benefit) at the statutory federal income tax rate of 21% for the periods ended December 31, 2021 and December 31, 2020 is as follows:

	December 31,
	2021	2020
U.S. federal tax benefit at statutory rate	$(6,819,615)	$(2,068,792)
State income tax benefit, net of federal benefit	(641,368)	(194,565)
Stock compensation	171,269	57,611
Other nondeductible, including IPR&D expense	5,032,981	576
Change in state tax rate	1,768,013	-
Federal and state net operating loss adjustments	745,439	1,605,223
Other, including effect of tax rate brackets	(73)	(56,640)
Change in realizability of IPR&D	229,750	-
Change in valuation allowance	(486,396)	656,587
	$-	$-

The tax effects of temporary differences and carry forwards that give rise to significant portions of the deferred tax assets are as follows:

	December 31,
Deferred Tax Assets	2021	2020
Net operating loss carryforwards	$35,291,097	$35,540,911
Accruals and other	308,296	545,225
Capital loss carryforwards	11,003	11,003
Valuation allowance	(35,610,396)	(36,096,792)
Net deferred tax assets	-	347
Deferred Tax Liabilities
Other liabilities	-	(347)
Net Deferred Tax Liabilities	$-	$-

The Company has established a valuation allowance against net deferred tax assets due to the uncertainty that such assets will be realized. The Company periodically evaluates the recoverability of the deferred tax assets. At such time that it is determined that it is more likely than not that deferred tax assets will be realizable, the valuation allowance will be reduced. The net decrease in the valuation allowance during 2021 was approximately $0.49 million.

As of December 31, 2021, the Company had Federal and State net operating loss carryforwards of approximately $159.3 million and $119.0 million available to offset future federal and state taxable income, respectively. Federal net operating losses of $125.2 million begin to expire in 2022, while the remaining $34.2 million carryforward indefinitely. State net operating losses begin to expire in 2024.

Utilization of the net operating loss carryforwards may be subject to an annual limitation due to the ownership percentage change limitations provided by the Internal Revenue Code of 1986 and similar state provisions. The annual limitations may result in the expiration of the net operating losses before utilization.

The Company has U.S. federal net operating loss carryforwards, or NOLs, which expire in various years if not utilized. In addition, it has federal research and development credit carryforwards. The federal research and development credit carryforwards expire in various years if not utilized. Under Sections 382 and 383 of Internal Revenue Code of 1986, as amended, or the Code, if a corporation undergoes an “ownership change,” the corporation’s ability to use its pre-change NOLs and other pre-change tax attributes, such as research tax credits, to offset its future post-change income and taxes may be limited. In general, an “ownership change” occurs if there is a cumulative change in our ownership by “5% shareholders” that exceeds 50 percentage points over a rolling three-year period. Similar rules may apply under state tax laws. The Company has not performed a formal study to determine whether any of its NOLs are subject to these limitations. The Company has recorded deferred tax assets for our NOLs and research and development credits and have recorded a full valuation allowance against these deferred tax assets. In the event that it is determined that it has in the past experienced additional ownership changes, or if it experiences one or more ownership changes as a result of future transactions in its stock, then the Company may be further limited in its ability to use its NOLs and other tax assets to reduce taxes owed on the net taxable income that it earns in the event that The Company attains profitability. Any such limitations on the ability to use its NOLs and other tax assets could adversely impact its business, financial condition, and operating results in the event that the Company attain profitability.

Management has evaluated all other tax positions that could have a significant effect on the financial statements and determined the Company had no uncertain income tax positions at December 31, 2021.

The Company files U.S. and state income tax returns with varying statutes of limitations. The tax years 2002 and forward remain open to examination due to the carryover of unused net operating losses or tax credits.